Corporate Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
1 / June 2024
Issues
Maturity
Date
Principal
Amount Value
BONDS – 96 .19%
ASSET-BACKED SECURITIES — 0 .66% **
Skyline Aircraft Finance LLC,
Series 2021-1, Class A
3.23% 05/10/37
1,2,3
$ 36,434 $ 32,503
Total Asset-Backed Securities
(Cost $36,434)
CORPORATES — 81 .88% *
Banking — 11 .63%
Bank of America Corp.
2.69% 04/22/32
2
20,000 16,929
Bank of America Corp.
(MTN)
1.92% 10/24/31
2
20,000 16,367
2.09% 06/14/29
2
125,000 110,970
Bank of America Corp.,
Series N
1.66% 03/11/27
2
48,000 45,014
HSBC Holdings PLC
(United Kingdom)
2.80% 05/24/32
2,4
90,000 75,428
JPMorgan Chase & Co.
1.04% 02/04/27
2
5,000 4,660
1.58% 04/22/27
2
5,000 4,669
2.07% 06/01/29
2
65,000 57,854
3.90% 01/23/49
2
55,000 43,404
Lloyds Banking Group PLC
(United Kingdom)
1.63% 05/11/27
2,4
10,000 9,291
3.57% 11/07/28
2,4
35,000 32,932
PNC Financial Services Group, Inc. (The)
5.07% 01/24/34
2
15,000 14,507
6.88% 10/20/34
2
5,000 5,451
U.S. Bancorp
4.84% 02/01/34
2
10,000 9,491
5.85% 10/21/33
2
15,000 15,260
Wells Fargo & Co.
5.39% 04/24/34
2
15,000 14,842
Wells Fargo & Co.
(MTN)
2.39% 06/02/28
2
30,000 27,647
3.35% 03/02/33
2
80,000 69,475
574,191
Communications — 6 .81%
AT&T, Inc.
3.80% 12/01/57 38,000 26,690
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.30% 02/01/32 20,000 15,465
3.90% 06/01/52 5,000 3,180
5.38% 05/01/47 37,000 29,593
Cisco Systems, Inc.
5.05% 02/26/34 15,000 14,995
Comcast Corp.
4.00% 11/01/49 15,000 11,715
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
Cox Communications, Inc.
2.60% 06/15/31
5
$ 25,000 $ 20,658
Fox Corp.
6.50% 10/13/33 15,000 15,732
Meta Platforms, Inc.
5.60% 05/15/53 15,000 15,330
SES GLOBAL Americas Holdings, Inc.
5.30% 03/25/44
5
15,000 11,116
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
5.15% 03/20/28
5
48,750 48,565
Time Warner Cable LLC
5.50% 09/01/41 33,000 27,624
T-Mobile USA, Inc.
2.55% 02/15/31 93,000 78,969
Vodafone Group PLC
(United Kingdom)
4.25% 09/17/50
4
21,000 16,421
336,053
Consumer Discretionary — 3 .69%
Altria Group, Inc.
3.70% 02/04/51 5,000 3,377
5.95% 02/14/49 15,000 14,730
Bacardi Ltd.
(Bermuda)
4.70% 05/15/28
4,5
20,000 19,454
BAT Capital Corp.
4.39% 08/15/37 35,000 29,554
4.54% 08/15/47 10,000 7,707
Choice Hotels International, Inc.
5.85% 08/01/34 10,000 9,855
Imperial Brands Finance PLC
(United Kingdom)
4.25% 07/21/25
4,5
35,000 34,483
JDE Peet's NV
(Netherlands)
2.25% 09/24/31
4,5
25,000 20,188
WarnerMedia Holdings, Inc.
5.14% 03/15/52 55,000 42,837
182,185
Diversified REITs — 3 .98%
American Assets Trust LP
3.38% 02/01/31 30,000 24,614
American Tower Corp.
2.70% 04/15/31 21,000 17,765
5.55% 07/15/33 20,000 19,985
Crown Castle, Inc.
3.30% 07/01/30 50,000 44,578
Digital Realty Trust LP
3.60% 07/01/29 5,000 4,640
Equinix, Inc.
2.50% 05/15/31 45,000 37,718
GLP Capital LP/GLP Financing II, Inc.
3.25% 01/15/32 2,000 1,679

Corporate Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 2
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Diversified REITs (continued)
4.00% 01/15/30 $ 30,000 $ 27,465
VICI Properties LP
5.13% 05/15/32 10,000 9,533
Weyerhaeuser Co.
3.38% 03/09/33 10,000 8,583
196,560
Electric — 9 .22%
AEP Transmission Co. LLC,
Series M
3.65% 04/01/50 5,000 3,602
AEP Transmission Co. LLC,
Series N
2.75% 08/15/51 40,000 23,997
Alabama Power Co.
5.50% 03/15/41 9,000 8,742
Alliant Energy Finance LLC
1.40% 03/15/26
5
45,000 41,801
Appalachian Power Co.
4.45% 06/01/45 10,000 8,027
Arizona Public Service Co.
3.35% 05/15/50 10,000 6,686
6.35% 12/15/32 15,000 15,761
Baltimore Gas and Electric Co.
2.90% 06/15/50 33,000 20,768
Black Hills Corp.
4.35% 05/01/33 35,000 31,510
Commonwealth Edison Co.
6.45% 01/15/38 10,000 10,844
Consolidated Edison Co. of New York, Inc.,
Series 2017
3.88% 06/15/47 5,000 3,867
Duke Energy Carolinas LLC
3.75% 06/01/45 70,000 52,788
3.88% 03/15/46 10,000 7,679
Evergy, Inc.
2.45% 09/15/24 5,000 4,965
FirstEnergy Pennsylvania Electric Co.
4.00% 04/15/25
5
19,000 18,707
4.15% 04/15/25
5
50,000 49,290
FirstEnergy Transmission LLC
5.45% 07/15/44
5
15,000 14,082
Indianapolis Power & Light Co.
5.70% 04/01/54
5
10,000 9,828
Interstate Power and Light Co.
2.30% 06/01/30 20,000 17,091
Narragansett Electric Co. (The)
3.40% 04/09/30
5
10,000 9,167
PacifiCorp.
4.13% 01/15/49 30,000 22,840
Public Service Co. of New Mexico
3.85% 08/01/25 20,000 19,612
Virginia Electric & Power Co.,
Series B
3.80% 09/15/47 10,000 7,444
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Electric (continued)
Virginia Electric and Power Co.
2.45% 12/15/50 $ 12,000 $ 6,756
Xcel Energy, Inc.
4.80% 09/15/41 45,000 39,216
455,070
Energy — 3 .97%
Aker BP ASA
(Norway)
3.10% 07/15/31
4,5
30,000 25,573
Boston Gas Co.
3.76% 03/16/32
5
10,000 8,736
Energy Transfer LP
5.00% 05/15/50 15,000 12,761
6.13% 12/15/45 7,000 6,866
KeySpan Gas East Corp.
5.82% 04/01/41
5
15,000 14,391
Kinder Morgan Energy Partners LP
(MTN)
6.95% 01/15/38 5,000 5,433
Kinder Morgan, Inc.
(GMTN)
7.80% 08/01/31 5,000 5,662
NGPL Pipe Co. LLC
3.25% 07/15/31
5
20,000 17,116
4.88% 08/15/27
5
10,000 9,790
Plains All American Pipeline LP/PAA Finance Corp.
4.50% 12/15/26 13,000 12,724
Sabine Pass Liquefaction LLC
4.20% 03/15/28 3,000 2,892
Southern Co. Gas Capital Corp.
4.40% 06/01/43 10,000 8,278
5.88% 03/15/41 15,000 15,028
Southern Natural Gas Co. LLC
4.80% 03/15/47
5
15,000 12,423
TransCanada PipeLines Ltd.
(Canada)
4.63% 03/01/34
4
25,000 23,473
5.00% 10/16/43
4
5,000 4,497
Williams Cos., Inc. (The)
3.50% 10/15/51 15,000 10,391
196,034
Finance — 9 .68%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
3.00% 10/29/28
4
15,000 13,637
3.30% 01/30/32
4
28,000 24,078
3.88% 01/23/28
4
4,000 3,794
Air Lease Corp.
3.63% 12/01/27 19,000 17,938
4.25% 09/15/24 10,000 9,959
American Express Co.
6.49% 10/30/31

20,000 21,326

Corporate Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
3 / June 2024
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53% 11/18/27
4,5
$ 3,000 $ 2,699
2.75% 02/21/28
4,5
10,000 8,987
4.38% 05/01/26
4,5
10,000 9,733
Capital One Financial Corp.
3.27% 03/01/30
2
10,000 9,028
Citigroup, Inc.
2.52% 11/03/32
2
40,000 32,918
2.57% 06/03/31
2
60,000 51,521
2.98% 11/05/30
2
1,000 891
Discover Financial Services
6.70% 11/29/32 20,000 20,875
Goldman Sachs Group, Inc. (The)
1.99% 01/27/32
2
25,000 20,319
2.60% 02/07/30 80,000 70,130
LSEGA Financing PLC
(United Kingdom)
2.00% 04/06/28
4,5
30,000 26,895
Morgan Stanley
1.59% 05/04/27
2
25,000 23,311
Morgan Stanley
(GMTN)
2.24% 07/21/32
2
45,000 36,833
3.77% 01/24/29
2
20,000 19,046
Morgan Stanley
(MTN)
1.93% 04/28/32
2
25,000 20,113
Pipeline Funding Co. LLC
7.50% 01/15/30
5
24,798 26,248
Raymond James Financial, Inc.
3.75% 04/01/51 10,000 7,378
477,657
Food — 1 .82%
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co.
Sarl
(Luxembourg)
6.50% 12/01/52
4
15,000 14,949
Kraft Heinz Foods Co.
4.63% 10/01/39 10,000 8,873
Pilgrim's Pride Corp.
3.50% 03/01/32 45,000 38,120
Smithfield Foods, Inc.
2.63% 09/13/31
5
35,000 28,006
89,948
Health Care — 11 .37%
Alcon Finance Corp.
2.60% 05/27/30
5
30,000 26,171
Amgen, Inc.
4.40% 05/01/45 5,000 4,217
4.88% 03/01/53 10,000 8,817
5.65% 03/02/53 5,000 4,931
5.75% 03/02/63 10,000 9,808
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
Barnabas Health, Inc.,
Series 2012
4.00% 07/01/28 $ 5,000 $ 4,779
Baxter International, Inc.
3.95% 04/01/30 10,000 9,331
Bayer U.S. Finance II LLC
4.38% 12/15/28
5
15,000 14,230
4.88% 06/25/48
5
17,000 13,686
Bristol-Myers Squibb Co.
5.20% 02/22/34 30,000 29,956
Centene Corp.
3.00% 10/15/30 11,000 9,413
Children's Hospital Medical Center
2.82% 11/15/50 20,000 12,877
Cigna Group (The)
5.40% 03/15/33 5,000 5,024
CommonSpirit Health
2.78% 10/01/30 5,000 4,340
CVS Health Corp.
5.05% 03/25/48 18,000 15,526
5.25% 02/21/33 28,000 27,360
Elanco Animal Health, Inc.
6.65% 08/28/28 5,000 5,081
HCA, Inc.
5.25% 06/15/49 30,000 26,763
Health Care Service Corp. A Mutual Legal Reserve Co.
5.45% 06/15/34
5
15,000 14,826
Humana, Inc.
5.38% 04/15/31 25,000 24,878
Illumina, Inc.
2.55% 03/23/31 20,000 16,568
IQVIA, Inc.
6.25% 02/01/29 10,000 10,284
Mass General Brigham, Inc.,
Series 2020
3.34% 07/01/60 10,000 6,722
Pfizer Investment Enterprises Pte Ltd.
(Slovenia)
4.75% 05/19/33
4
5,000 4,875
Revvity, Inc.
2.55% 03/15/31 25,000 20,947
Roche Holdings, Inc.
5.59% 11/13/33
5
15,000 15,559
Royalty Pharma PLC
(United Kingdom)
1.75% 09/02/27
4
45,000 40,400
Sharp HealthCare,
Series 20B
2.68% 08/01/50 50,000 31,550
Smith & Nephew PLC
(United Kingdom)
2.03% 10/14/30
4
30,000 24,787
STERIS Irish FinCo UnLtd Co.
(Ireland)
2.70% 03/15/31

20,000 17,019

Corporate Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 4
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
Thermo Fisher Scientific, Inc.
5.09% 08/10/33 $ 10,000 $ 9,978
UnitedHealth Group, Inc.
3.70% 08/15/49 10,000 7,535
4.25% 04/15/47 15,000 12,493
Universal Health Services, Inc.
1.65% 09/01/26 40,000 36,809
West Virginia United Health System Obligated Group,
Series 2020
3.13% 06/01/50 35,000 23,246
Zoetis, Inc.
5.60% 11/16/32 10,000 10,240
561,026
Health Care REITs — 0 .73%
DOC DR LLC
2.63% 11/01/31 10,000 8,298
Healthcare Realty Holdings LP
3.63% 01/15/28 30,000 27,813
36,111
Hotel & Resort REITs — 0 .36%
Host Hotels & Resorts LP,
Series I
3.50% 09/15/30 20,000 17,687
Industrial REITs — 0 .25%
LXP Industrial Trust
2.38% 10/01/31 5,000 4,000
2.70% 09/15/30 10,000 8,445
12,445
Industrials — 3 .12%
Amcor Finance USA, Inc.
5.63% 05/26/33 20,000 20,276
Amcor Flexibles North America, Inc.
2.63% 06/19/30 5,000 4,291
BAE Systems Holdings, Inc.
3.85% 12/15/25
5
20,000 19,507
Berry Global, Inc.
1.57% 01/15/26 28,000 26,320
Boeing Co. (The)
5.81% 05/01/50 10,000 9,039
5.93% 05/01/60 12,000 10,747
6.53% 05/01/34
5
5,000 5,120
CCL Industries, Inc.
(Canada)
3.05% 06/01/30
4,5
25,000 22,147
Northrop Grumman Corp.
5.15% 05/01/40 5,000 4,777
Sealed Air Corp.
1.57% 10/15/26
5
20,000 18,220
Sonoco Products Co.
3.13% 05/01/30 10,000 8,903
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Industrials (continued)
Sydney Airport Finance Co. Pty Ltd.
(Australia)
3.63% 04/28/26
4,5
$ 5,000 $ 4,834
154,181
Information Technology — 4 .09%
Atlassian Corp.
5.50% 05/15/34 20,000 19,846
Broadcom, Inc.
2.60% 02/15/33
5
25,000 20,259
CDW LLC/CDW Finance Corp.
3.28% 12/01/28 25,000 22,800
Constellation Software, Inc.
(Canada)
5.46% 02/16/34
4,5
25,000 25,007
Fiserv, Inc.
2.65% 06/01/30 15,000 13,056
Intel Corp.
3.25% 11/15/49 5,000 3,356
5.70% 02/10/53 5,000 4,929
Micron Technology, Inc.
2.70% 04/15/32 25,000 20,714
Open Text Corp.
(Canada)
6.90% 12/01/27
4,5
17,000 17,554
Oracle Corp.
3.60% 04/01/50 45,000 31,524
3.95% 03/25/51 12,000 8,882
Take-Two Interactive Software, Inc.
4.00% 04/14/32 15,000 13,670
201,597
Insurance — 5 .24%
Allstate Corp. (The)
3.85% 08/10/49 20,000 15,113
Aon Corp./Aon Global Holdings PLC
3.90% 02/28/52 15,000 11,105
Arthur J Gallagher & Co.
3.05% 03/09/52 10,000 6,146
6.50% 02/15/34 10,000 10,602
Athene Global Funding
1.61% 06/29/26
5
15,000 13,897
1.99% 08/19/28
5
10,000 8,719
Farmers Insurance Exchange
4.75% 11/01/57
2,5
35,000 26,150
Guardian Life Insurance Co. of America (The)
3.70% 01/22/70
5
45,000 29,840
MMI Capital Trust I,
Series B
7.63% 12/15/27 25,000 26,250
Nationwide Mutual Insurance Co.
7.89% 12/15/24
2,5
45,000 45,248
New York Life Insurance Co.
3.75% 05/15/50
5
15,000 11,212
Teachers Insurance & Annuity Association of America
4.38% 09/15/54
2,5
35,000 34,834

Corporate Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
5 / June 2024
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Insurance (continued)
Willis North America, Inc.
5.35% 05/15/33 $ 20,000 $ 19,629
258,745
Materials — 0 .53%
International Flavors & Fragrances, Inc.
1.23% 10/01/25
5
5,000 4,731
5.00% 09/26/48 25,000 21,451
26,182
Office REITs — 1 .32%
Boston Properties LP
2.55% 04/01/32 10,000 7,815
3.40% 06/21/29 5,000 4,446
Hudson Pacific Properties LP
3.95% 11/01/27 10,000 8,377
Kilroy Realty LP
2.50% 11/15/32 15,000 11,239
Piedmont Operating Partnership LP
2.75% 04/01/32 45,000 33,062
64,939
Residential REITs — 0 .73%
American Homes 4 Rent LP
2.38% 07/15/31 15,000 12,194
Essex Portfolio LP
2.65% 03/15/32 5,000 4,135
5.50% 04/01/34 15,000 14,895
Invitation Homes Operating Partnership LP
5.50% 08/15/33 5,000 4,940
36,164
Retail — 0 .18%
Lowe's Cos., Inc.
5.75% 07/01/53 5,000 4,933
McDonald's Corp.
(MTN)
4.20% 04/01/50 5,000 3,993
8,926
Services — 0 .88%
Global Payments, Inc.
4.45% 06/01/28 30,000 29,009
RELX Capital, Inc.
4.00% 03/18/29 15,000 14,425
43,434
Specialized REITs — 0 .65%
CubeSmart LP
4.38% 02/15/29 5,000 4,797
Extra Space Storage LP
2.20% 10/15/30 15,000 12,458
NNN REIT, Inc.
5.60% 10/15/33 15,000 14,956
32,211
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Transportation — 1 .63%
Delta Air Lines Pass-Through Trust,
Series 2020-1, Class AA
2.00% 06/10/28 $ 19,021 $ 17,285
JetBlue Airways Pass-Through Trust,
Series 2019-1, Class AA
2.75% 05/15/32 11,891 10,264
JetBlue Airways Pass-Through Trust,
Series 2020-1, Class A
4.00% 11/15/32 23,129 21,574
United Airlines Pass-Through Trust,
Series 2016-2, Class AA
2.88% 10/07/28 6,664 6,032
United Airlines Pass-Through Trust,
Series 2023-1, Class A
5.80% 01/15/36 25,000 25,404
80,559
Total Corporates
(Cost $4,624,357) 4,041,905
MORTGAGE-BACKED — 0 .50% **
Non-Agency Commercial Mortgage-Backed — 0 .00%
Commercial Mortgage Trust,
Series 2014-UBS5, Class XA (IO)
0.86% 09/10/47
1,2,3
315,557 18
Commercial Mortgage Trust,
Series 2014-UBS6, Class XA (IO)
0.96% 12/10/47
2
368,532 94
GS Mortgage Securities Trust,
Series 2010-C1, Class X (IO)
0.55% 08/10/43
2,5
1,224,084 50
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class XB (IO)
0.35% 08/10/49
1,2,3,5
145,683 25
187
U.S. Agency Commercial Mortgage-Backed — 0 .35%
Ginnie Mae,
Series 2009-111, Class IO (IO)
0.19% 09/16/51
2
492,187 16,001
Ginnie Mae,
Series 2012-144, Class IO (IO)
0.33% 01/16/53
2
133,767 1,308
17,309
U.S. Agency Mortgage-Backed — 0 .15%
Fannie Mae REMICS,
Series 2011-116, Class SA (IO)
(-1.00 X SOFR30A plus 5.89%, 6.00% Cap)
0.55% 11/25/41

17,756 1,136

Corporate Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 6
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2012-128, Class UA
2.50% 06/25/42 $ 6,926 $ 6,081
7,217
Total Mortgage-Backed
(Cost $131,620) 24,713
MUNICIPAL BONDS — 2 .25% *
California — 0 .88%
Los Angeles Department of Airports Revenue Bonds, Port,
Airport and Marina Improvements, Series A
3.89% 05/15/38 15,000 13,495
San Francisco City & County Airport Commercial-San
Francisco International Airport Revenue Bonds, Series C
3.05% 05/01/34 35,000 29,879
43,374
Florida — 0 .27%
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series D
3.50% 10/01/31 15,000 13,568
Massachusetts — 0 .18%
Massachusetts School Building Authority Revenue Bonds,
Series B
2.97% 10/15/32 10,000 8,761
New York — 0 .92%
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements
3.73% 08/01/29 5,000 4,757
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Series E
1.97% 02/01/33 20,000 15,770
New York State Urban Development Corp. Revenue Bonds,
Transit Improvements, Series B
2.54% 03/15/34 10,000 8,215
2.59% 03/15/35 20,000 16,510
45,252
Total Municipal Bonds
(Cost $129,176) 110,955
U.S. TREASURY SECURITIES — 10 .90%
U.S. Treasury Bonds — 7 .27%
U.S. Treasury Bonds
4.63% 05/15/54 354,000 359,006
U.S. Treasury Notes — 3 .63%
U.S. Treasury Notes
4.38% 05/15/34 139,000 139,054
U.S. Treasury Notes (WI)
4.25% 06/30/29 29,000 28,880
Issues
Maturity
Date
Principal
Amount Value
U.S. TREASURY SECURITIES (continued)
U.S. Treasury Notes (continued)
4.50% 05/31/29 $ 11,000 $ 11,076
179,010
Total U.S. Treasury Securities
(Cost $532,474) 538,016
Total Bonds — 96 .19%
(Cost $5,454,061)
4,748,092
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 4 .37%
Money Market Funds — 4 .37%
Dreyfus Government Cash Management Fund
5.19%
7
20,000 20,000
Fidelity Investments Money Market Funds - Government
Portfolio
6.21%
7
20,701 20,701
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
5.22%
7
175,000 175,000
Total Short-Term Investments
(Cost $215,701) 215,701
Total Investments - 100.56%
(Cost $5,669,762) 4,963,793
Liabilities in Excess of Other Assets - (0.56)% (27,662)
Net Assets - 100.00% $ 4,936,131
1
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
2
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
3
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $32,546, which is 0.66% of total net assets.
4
Foreign denominated security issued by foreign domiciled entity.
5
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
6
Floating rate security. The rate disclosed was in effect at June 30, 2024.
7
Represents the current yield as of June 30, 2024.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Corporate Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
7 / June 2024
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(GMTN): Global Medium-Term Note
(IO): Interest Only
(MTN): Medium-Term Note
(REIT): Real Estate Investment Trust
(SOFR): Secured Overnight Financing Rate
(WI): When Issued
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two-Year Note 12 09/30/24 $ 2,450,625 $ 5,314 $ 5,314
U.S. Treasury Five-Year Note 1 09/30/24 106,578 608 608
2,557,203 5,922 5,922
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten-Year Ultra Bond 2 09/19/24 (227,063) (2,504) (2,504)
TOTAL FUTURES CONTRACTS $ 2,330,140 $ 3,418 $ 3,418
Received by the Fund Paid by the Fund
Description
Maturity
Date Rate Frequency Rate Frequency
Notional
Amount
(000's) Value
Premiums
Paid
Unrealized
Appreciation
SWAPS: INTEREST RATE
Interest Rate Swap
1
12/20/53
USD-SOFR-
COMPOUND Annual 3.52% Annual $ 77 $ 2,290 $ — $ 2,290
TOTAL SWAPS CONTRACTS $ 77 $ 2,290 $ — $ 2,290
1
Centrally cleared.

Corporate Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 8
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board" or the "Board of Trustees") has designated the Adviser as the "valuation designee" with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board. Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors selected and overseen by the valuation designee. Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the
Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued at their fair value as determined by the Adviser in accordance with procedures approved by and under the general oversight of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods used by the Adviser included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as
Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods used by the Adviser, the value of the security or asset was determined in good faith by the Adviser, as the valuation designee. When the Fund uses these fair valuation methods that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Adviser believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Adviser would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Corporate Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
9 / June 2024
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of June 30,
2024 is as follows:
CORPORATE BOND FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 215,701 $ — $ — $ 215,701
Long-Term Investments:
Asset-Backed Securities — — 32,503 32,503
Corporates — 4,041,905 — 4,041,905
Mortgage-Backed Securities — 24,670 43 24,713
Municipal Bonds — 110,955 — 110,955
U.S. Treasury Securities 538,016 — — 538,016
Other Financial Instruments
*
Assets:
Futures Contracts
Interest Rate Risk 5,922 — — 5,922
Swaps Agreements
Interest Rate Risk — 2,290 — 2,290
Liabilities:
Futures Contracts
Interest Rate Risk (2,504) — — (2,504)
Total $ 757,135 $ 4,179,820 $ 32,546 $ 4,969,501
*Other financial instruments include futures and swaps.

Corporate Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 10
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended June 30, 2024, a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
CORPORATE BOND
FUND
ASSET-BACKED
SECURITIES
MORTGAGE-
BACKED
SECURITIES TOTAL
Balance as of
April 1, 2024 $ 33,144 $ 518 $ 33,662
Accrued discounts/premiums — (418) (418)
Realized gain (loss) — — —
Change in unrealized appreciation (depreciation)* 34 (57) (23)
Purchases — — —
Sales (675) — (675)
Transfers into Level 3** — — —
Transfers out of Level 3** — — —
Balance as of
June 30, 2024
$ 32,503 $ 43 $ 32,546
*The change in unrealized appreciation (depreciation) on securities still held at June 30, 2024 was $(23) and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended June 30, 2024.
Significant unobservable valuations inputs for Level 3 investments as of June 30, 2024, are as follows:
CORPORATE BOND FUND
FAIR VALUE AT
6/30/24
VALUATION
TECHNIQUE* UNOBSERVABLE INPUT RANGE
WEIGHTED
AVERAGE
INPUT TO
VALUATION
IF INPUT
INCREASES
Asset-Backed Securities $32,503 Broker Quote Offered Quote $89.21 $89.21 Increase
Mortgage-Backed Securities-
Non-Agency Commercial $43 Third-Party Vendor Vendor Prices $0.01 - $0.02 $0.01 Increase
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.